Income tax (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of income tax provision

The Company’s subsidiaries are governed by the income tax laws in Singapore. The tax on the Company’s loss before tax differs from theoretical amount that would arise using the Singapore standard rate of income tax as follows:

	For six months ended June 30,
	2023	2024	2024
	S$	S$	US$
Tax expense attributable to loss is made up of:
Current income tax	23,086	-	-
(Over) provision current taxation in respect of prior period	-	(128,612)	(94,903)
	23,086	(128,612)	(94,903)

Loss before tax	(1,010,881)	(2,381,848)	(1,757,562)

	For six months ended June 30,
	2023	2024	2024
	S$	S$	US$

Tax calculated at tax rate @17% (2023: 17%)	(171,849)	(404,914)	(298,785)
Effects of:
- Effect of tax rates in foreign jurisdiction	-	105,292	77,695
- Tax effect on expense not deductible for tax purposes	31,232	23,868	17,613
- Income not subject to tax	(9,521)	-	-
- Singapore statutory stepped income exemption	(14,682)	-	-
- Utilisation of capital allowance	(68)	-	-
- Deferred tax assets on temporary differences not recognized	178,653	275,754	203,477
- Under/(Over) provision of current taxation in respect of prior period	12,062	(128,612)	(94,903)
- Others	(2,741)	-	-
Tax charge	23,086	(128,612)	(94,903)